Document And Entity Information	Mar. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Lincoln National Corporation
Entity Incorporation, State or Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059558
Amendment Flag	false
Title of each class	Common Stock
Trading symbol(s)	LNC
Name of each exchange on which registered	NYSE